MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts 02116-3741

617 - 954-5000

February 28, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203); Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 97 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 95 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of registering a new class of shares, Class R5 shares, for the Massachusetts Investors Trust (the “Fund”).  Class R5 shares will have no front-end sales charge or contingent sales charge, and will be offered to certain retirement plans.  A description of the Trust’s new Class R5 shares is contained in the Prospectus and Statement of Additional Information included in the Amendment.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

SUSAN A. PEREIRA
SUSAN A. PEREIRA
Vice President and Senior Counsel
SAP/kjd
Enclosures